Non-controlling Interests - Summary of Statement of Financial Position (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	$ 229,000	$ 943,000
Total equity (negative equity)	(33,881,000)	(15,012,000)	$ (94,934,000)	$ 63,146,000
Attributable to non-controlling interests	8,756,000	8,087,000
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Receivables (current)	227	233
Capital and intangible assets (long-term)	74	113
Trade and other payables (current)	(987)	(877)
Intercompany loan	(17,329)	(16,846)
Total equity (negative equity)	(18,015)	(17,377)
Attributable to non-controlling interests	$ (8,756)	$ (8,087)